Exceptional items	6 Months Ended
Jun. 30, 2025
Exceptional items
Exceptional items

5.     Exceptional items

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Start-up related and other costs	3	9	5	17
Impairment - property, plant and equipment	10	—	10	—
Exceptional items – cost of sales	13	9	15	17
Transaction-related and other costs	1	1	2	4
Exceptional items – SG&A expenses	1	1	2	4
Exceptional finance expense/(income)	8	—	2	(17)
Exceptional items – finance expense/(income)	8	—	2	(17)
Exceptional income tax credit	(1)	(2)	(1)	(3)
Total exceptional items, net of tax	21	8	18	1

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Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2025

A net charge of $18 million has been recognized as exceptional items in the six months ended June 30, 2025, primarily comprising:

●	$5 million start-up related and other costs in the Americas ($3 million) and in Europe ($2 million), principally relating to the Group’s investment programs.
●	$10 million impairment of property, plant and equipment relating to early-stage capital expenditure for a proposed greenfield site development in Europe. The project was deferred during the period resulting in certain of the initial costs incurred no longer being recoverable.
●	$2 million of transaction-related and other costs, primarily comprised of professional advisory fees and restructuring and other costs relating to transformation initiatives.
●	$2 million net exceptional finance expense relates to a loss on the movement in fair value of the Earnout Shares of $3 million, partly offset by foreign currency movements.
●	Tax credits of $1 million have been recognized in relation to the above items.

2024

A net charge of $1 million has been recognized as exceptional items in the six months ended June 30, 2024, primarily comprising:

●	$17 million start-up related and other costs in the Americas ($11 million) and Europe ($6 million), primarily relating to the Group’s investment programs.
●	$4 million transaction-related and other costs, primarily comprised of professional advisory fees and restructuring and other costs relating to transformation initiatives.
●	$17 million net exceptional finance income primarily relates to a gain on movements in the fair market values on the Earnout Shares, Public and Private Warrants.
●	Tax credits of $3 million have been recognized relating to the above exceptional items.